GOLDMAN SACHS ETF TRUST

Goldman Sachs Access Emerging Markets USD Bond ETF

Goldman Sachs Access High Yield Corporate Bond ETF

Goldman Sachs Access Inflation Protected USD Bond ETF

Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF

Goldman Sachs Access Investment Grade Corporate Bond ETF

Goldman Sachs Access Treasury 0-1 Year ETF

Goldman Sachs Access U.S. Aggregate Bond ETF

(each, a “Fund,” and together, the “Funds”)

Supplement dated July 28, 2025 to the

Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated December 29, 2024, as supplemented to date

Effective on July 29, 2025 (the “Effective Date”), the following portfolio manager changes are made: (1) Anupam Damani will begin serving as a portfolio manager for the Goldman Sachs Access Emerging Markets USD Bond ETF; (2) Aakash Thombre will begin serving as a portfolio manager for the Goldman Sachs Access High Yield Corporate Bond ETF; (3) Peter Stone will begin serving as a portfolio manager for the Goldman Sachs Access Inflation Protected USD Bond ETF; (4) Ben Johnson will begin serving as a portfolio manager for the Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF and Goldman Sachs Access Investment Grade Corporate Bond ETF; (5) Shaun Cullinan will begin serving as a portfolio manager for the Goldman Sachs Access Treasury 0-1 Year ETF; and (6) Simon Dangoor will begin serving as a portfolio manager for the Goldman Sachs Access U.S. Aggregate Bond ETF.

David Westbrook and Todd Henry will continue to serve as portfolio managers for the Funds.

Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs Access Emerging Markets USD Bond ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Goldman Sachs Access Emerging Markets USD Bond ETF’s Summary Prospectus:

Portfolio Managers: Todd Henry, Vice President, has managed the Fund since February 2022; David Westbrook, Vice President, has managed the Fund since February 2022; and Anupam Damani, Managing Director, has managed the Fund since July 2025.

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs Access High Yield Corporate Bond ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Goldman Sachs Access High Yield Corporate Bond ETF’s Summary Prospectus:

Portfolio Managers: Todd Henry, Vice President, has managed the Fund since April 2021; David Westbrook, Vice President, has managed the Fund since July 2018; and Aakash Thombre, CFA, Managing Director, Global Co-Head of High Yield and Bank Loans, has managed the Fund since July 2025.

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs Access Inflation Protected USD Bond ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Goldman Sachs Access Inflation Protected USD Bond ETF’s Summary Prospectus:

Portfolio Managers: Todd Henry, Vice President, has managed the Fund since April 2021; David Westbrook, Vice President, has managed the Fund since October 2018; and Peter Stone, Managing Director, has managed the Fund since July 2025.

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF’s Summary Prospectus:

Portfolio Managers: Todd Henry, Vice President, has managed the Fund since April 2021; David Westbrook, Vice President, has managed the Fund since July 2020; and Ben Johnson, CFA, Managing Director, has managed the Fund since July 2025.

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs Access Investment Grade Corporate Bond ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Goldman Sachs Access Investment Grade Corporate Bond ETF’s Summary Prospectus:

Portfolio Managers: Todd Henry, Vice President, has managed the Fund since April 2021; David Westbrook, Vice President, has managed the Fund since July 2018; and Ben Johnson, CFA, Managing Director, has managed the Fund since July 2025.

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs Access Treasury 0-1 Year ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Goldman Sachs Access Treasury 0-1 Year ETF’s Summary Prospectus:

Portfolio Managers: Todd Henry, Vice President, has managed the Fund since April 2021; David Westbrook, Vice President, has managed the Fund since July 2018; and Shaun Cullinan, Managing Director, has managed the Fund since July 2025.

The following replaces, in its entirety, the “Portfolio Managers” subsection of the “Goldman Sachs Access U.S. Aggregate Bond ETF—Summary—Portfolio Management” section of the Prospectus and the second paragraph of the “Portfolio Management” section of the Goldman Sachs Access U.S. Aggregate Bond ETF’s Summary Prospectus:

Portfolio Managers: Todd Henry, Vice President, has managed the Fund since April 2021; David Westbrook, Vice President, has managed the Fund since September 2020; and Simon Dangoor, Managing Director, has managed the Fund since July 2025.

The following rows are added to the table in the “Service Providers—Fund Managers” section of the Prospectus:

Shaun Cullinan Managing Director	Portfolio Manager— Goldman Sachs Access Treasury 0-1 Year ETF	Since 2025	Mr. Cullinan joined the Investment Adviser in 2004. He is Head of Liquidity Solutions within GSAM’s Fixed Income and Liquidity Solutions business. He is also a member of the Fixed Income Strategy Group.
Anupam Damani Managing Director	Portfolio Manager— Goldman Sachs Access Emerging Markets USD Bond ETF	Since 2025	Ms. Damani joined the Investment Adviser in 2023. She is Co-Head and a Senior Portfolio Manager for the Emerging Markets Debt team. Prior to joining the Investment Adviser, Ms. Damani served as Head of International & Emerging Markets Debt and Co-Head of Global Fixed Income Portfolio Management at Nuveen.
Simon Dangoor Managing Director	Portfolio Manager— Goldman Sachs Access U.S. Aggregate Bond ETF	Since 2025	Mr. Dangoor joined the Investment Adviser in 2004. He is Head of Macro Rates Investing within GSAM’s Fixed Income and Liquidity Solutions business. He also leads the Government and Swap Strategy in London and is a member of the Fixed Income Strategy Group.
Ben Johnson, CFA Managing Director	Portfolio Manager— Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF Goldman Sachs Access Investment Grade Corporate Bond ETF	Since 2025 2025	Mr. Johnson joined the Investment Adviser in 1998. He is Global Head of Corporate Credit.
Peter Stone Managing Director	Portfolio Manager— Goldman Sachs Access Inflation Protected USD Bond ETF	Since 2025	Mr. Stone joined the Investment Adviser in 2007. He is the Head of the North American Government Swaps Strategy within GSAM and is a member of the Duration Strategy team.
Aakash Thombre, CFA Managing Director Global Co-Head of High Yield and Bank Loans	Portfolio Manager— Goldman Sachs Access High Yield Corporate Bond ETF	Since 2025	Mr. Thombre joined the Investment Adviser in 2007. He is Head of High Yield and Bank Loans.

This Supplement should be retained with your Prospectus, Summary Prospectuses and SAI for future reference.

ACFIETFMISCSTK 07-25